Pension and Other Postretirement Benefits (Details) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) Pension_plan	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Change in plan assets
Fair value of plan assets at the beginning of the period			$ 700.7
Fair value of plan assets at the end of the period				$ 700.7
Change in benefit obligation
Benefit obligation at the beginning of the period			$ (768.6)
Benefit obligation at the end of the period				(768.6)
Pension Plans
Pension and Other Postretirement Benefits
Number of funded plans | Pension_plan			3
Settlement charge			$ 9.7	0.0	$ 0.0
Change in plan assets
Fair value of plan assets at the beginning of the period			700.7	719.9
Return on plan assets			83.4	16.3
Employer contributions			20.4	6.6
Plan participant contributions			(0.4)	(0.4)
Benefit payments			(128.7)	(34.4)
Foreign currency translation			(11.4)	(8.1)
Fair value of plan assets at the end of the period	$ 664.8		664.8	700.7	719.9
Change in benefit obligation
Benefit obligation at the beginning of the period			(768.6)	(832.4)
Curtailment gain (loss)		$ 14.5		0.0
Special termination benefits			(0.3)	0.0
Service cost			(13.3)	(17.8)	(12.4)
Interest cost			(34.7)	(32.8)	(34.4)
Benefit payments			(128.7)	(34.4)
Foreign currency translation			11.6	8.6
Plan amendment			0.0	0.0
Plan participant contributions			(0.4)	(0.4)
Change in assumptions and other			(125.3)	71.8
Benefit obligation at the end of the period	(787.8)		(787.8)	(768.6)	(832.4)
Funded status as of year end	(123.0)		(123.0)	(67.9)
Amounts recognized in the consolidated balance sheets
Other noncurrent assets	3.8		3.8	4.7
Other noncurrent liabilities	(126.8)		(126.8)	(72.6)
Amounts recognized in the consolidated balance sheets, total	(123.0)		$ (123.0)	(67.9)
U.S plan
Pension and Other Postretirement Benefits
Number of funded plans | Pension_plan			1
Settlement charge	9.7
Defined benefit plan, settlements, benefit obligation			$ 13.0
Change in plan assets
Benefit payments	(90.8)
Change in benefit obligation
Benefit payments	(90.8)
U.S plan | Cost of Sales
Pension and Other Postretirement Benefits
Settlement charge	8.7
U.S plan | Selling, General and Administrative Expenses
Pension and Other Postretirement Benefits
Settlement charge	1.0
Canadian plan
Pension and Other Postretirement Benefits
Number of funded plans | Pension_plan			2
Number of funded plans closed to new employees | Pension_plan			1
Retiree Medical
Pension and Other Postretirement Benefits
Settlement charge			$ 0.0	0.0	0.0
Change in plan assets
Employer contributions			4.9	4.8
Plan participant contributions			(0.4)	(0.4)
Benefit payments			(5.3)	(5.2)
Change in benefit obligation
Benefit obligation at the beginning of the period			(66.3)	(69.6)
Curtailment gain (loss)		(2.0)		0.0
Special termination benefits			0.0	0.0
Service cost			(0.1)	(0.3)	(2.1)
Interest cost			(2.4)	(2.4)	(3.3)
Benefit payments			(5.3)	(5.2)
Foreign currency translation			0.3	0.3
Plan amendment		$ 7.0		0.0
Plan participant contributions			(0.4)	(0.4)
Change in assumptions and other			(3.8)	0.9
Benefit obligation at the end of the period	(62.4)		(62.4)	(66.3)	$ (69.6)
Funded status as of year end	(62.4)		(62.4)	(66.3)
Amounts recognized in the consolidated balance sheets
Accrued expenses	(5.2)		(5.2)	(5.0)
Other noncurrent liabilities	(57.2)		(57.2)	(61.3)
Amounts recognized in the consolidated balance sheets, total	$ (62.4)		$ (62.4)	$ (66.3)